Provisions for employee benefits - Actuarial assumptions used in the measurement of the liabilities (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other benefit plans
Statement
Rate of price inflation	0.80%	0.70%
Other benefit plans | Minimum
Statement
Discount rate	0.00%	0.00%
Other benefit plans | Maximum
Statement
Discount rate	0.30%	0.70%
Italian defined benefit plans
Statement
Discount rate	0.30%	0.70%
Rate of compensation increase	1.80%	1.70%
Rate of price inflation	0.80%	0.70%
Foreign defined benefit plan | Minimum
Statement
Discount rate	0.10%	0.00%
Rate of compensation increase	1.30%	1.30%
Rate of price inflation	0.80%	0.80%
Life expectations on retirement at age 65	13 years	13 years
Foreign defined benefit plan | Maximum
Statement
Discount rate	14.70%	13.70%
Rate of compensation increase	12.50%	12.50%
Rate of price inflation	12.20%	11.30%
Life expectations on retirement at age 65	26 years	25 years
FISDE and other foreign medical plans
Statement
Discount rate	0.30%	0.70%
Rate of price inflation	0.80%	0.70%
Life expectations on retirement at age 65	24 years	24 years